Transition disclosures - Balance sheet movement - impact of transition to IFRS 9 and IFRS 15 (Details) - GBP (£) £ in Millions				6 Months Ended		12 Months Ended
		Jan. 01, 2018		Jun. 30, 2018		Dec. 31, 2017
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets	[1]	£ 1,129,343		£ 1,129,343
Amount of reclassifications or changes in presentation, assets	[2]					£ 0
Ending balance, assets		1,127,536	[3]	903,345	[4]	1,129,343	[1]
Beginning balance, liabilities	[1]	1,063,609		1,063,609
Amount of reclassifications or changes in presentation, liabilities		0
Ending balance, liabilities		1,063,952	[3]	855,153	[4]	1,063,609	[1]
Beginning Balance, equity		65,734	[1]	65,734	[1]	70,955
Amount of reclassifications or changes in presentation, equity		0
Ending Balance, equity				48,192	[4]	65,734	[1]
Beginning balance, Total liabilities and equity	[1]	1,129,343		1,129,343
Amount of reclassifications or changes in presentation, equity and liabilities		0
Ending balance, Total liabilities and equity				903,345	[4]	1,129,343	[1]
Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		14,453	[5]	14,453	[5]	14,462
Amount of reclassifications or changes in presentation, equity		0
Increase (decrease) in equity				0
Ending Balance, equity	[5]			14,453		14,453
Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		3,808	[5]	3,808	[5]	4,295
Amount of reclassifications or changes in presentation, equity		0
Ending Balance, equity	[5]			3,071		3,808
Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		38,490		38,490		42,190
Amount of reclassifications or changes in presentation, equity		0
Ending Balance, equity				23,754		38,490
Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		8,982	[5]	8,982	[5]	6,486
Amount of reclassifications or changes in presentation, equity		0
Ending Balance, equity	[5]			6,912		8,982
Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		65,733		65,733		67,433
Amount of reclassifications or changes in presentation, equity		0
Ending Balance, equity				48,190		65,733
Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		1	[6]	1	[6]	3,522
Amount of reclassifications or changes in presentation, equity		0
Ending Balance, equity	[6]			2		1
Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		(37,906)
Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		399,189
Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		(446)
Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		(429,426)
Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		68,143
Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		(8,416)
Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		8,862
Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					(116,282)
Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					116,282
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					(2,153)
Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					(36,209)
Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					(365,553)
Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					77,172
Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					324,590
Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					(1,850)
Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					4,003
Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]					0
Gross exposure [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,129,343		1,129,343
Ending balance, assets						1,129,343
Beginning balance, liabilities		1,063,609		1,063,609
Ending balance, liabilities						1,063,609
Beginning Balance, equity		65,734		65,734
Ending Balance, equity						65,734
Beginning balance, Total liabilities and equity		1,129,343		1,129,343
Ending balance, Total liabilities and equity						1,129,343
Gross exposure [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		14,453		14,453
Ending Balance, equity						14,453
Gross exposure [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		3,808		3,808
Ending Balance, equity						3,808
Gross exposure [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		38,490		38,490
Ending Balance, equity						38,490
Gross exposure [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		8,982		8,982
Ending Balance, equity						8,982
Gross exposure [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		65,733		65,733
Ending Balance, equity						65,733
Gross exposure [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		1		1
Ending Balance, equity						1
Gross exposure [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		37,352		37,352
Ending balance, liabilities						37,352
Gross exposure [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		173,718		173,718
Ending balance, liabilities						173,718
Gross exposure [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		399,189		399,189
Ending balance, liabilities						399,189
Gross exposure [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		68,143		68,143
Ending balance, liabilities						68,143
Gross exposure [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		40,338		40,338
Ending balance, liabilities						40,338
Gross exposure [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		69,386		69,386
Ending balance, liabilities						69,386
Gross exposure [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		24,193		24,193
Ending balance, liabilities						24,193
Gross exposure [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		238,345		238,345
Ending balance, liabilities						238,345
Gross exposure [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		494		494
Ending balance, liabilities						494
Gross exposure [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		287		287
Ending balance, liabilities						287
Gross exposure [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		8,862		8,862
Ending balance, liabilities						8,862
Gross exposure [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		3,302		3,302
Ending balance, liabilities						3,302
Gross exposure [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		113,755		113,755
Ending balance, assets						113,755
Gross exposure [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets	[7]	116,282		116,282
Ending balance, assets	[7]					116,282
Gross exposure [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		171,036		171,036
Ending balance, assets						171,036
Gross exposure [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		77,172		77,172
Ending balance, assets						77,172
Gross exposure [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		324,590		324,590
Ending balance, assets						324,590
Gross exposure [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		12,546		12,546
Ending balance, assets						12,546
Gross exposure [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		237,987		237,987
Ending balance, assets						237,987
Gross exposure [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		58,963		58,963
Ending balance, assets						58,963
Gross exposure [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		718		718
Ending balance, assets						718
Gross exposure [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		4,885		4,885
Ending balance, assets						4,885
Gross exposure [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,519		1,519
Ending balance, assets						1,519
Gross exposure [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		376		376
Ending balance, assets						376
Gross exposure [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		3,352		3,352
Ending balance, assets						3,352
Gross exposure [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		966		966
Ending balance, assets						966
Gross exposure [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		4,003		4,003
Ending balance, assets						4,003
Gross exposure [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,193		1,193
Ending balance, assets						1,193
Gross exposure [member] | Published IAS 39 [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,129,343		1,129,343
Ending balance, assets						1,129,343
Beginning balance, liabilities		1,063,609		1,063,609
Ending balance, liabilities						1,063,609
Beginning Balance, equity		65,734		65,734
Ending Balance, equity						65,734
Beginning balance, Total liabilities and equity		1,129,343		1,129,343
Ending balance, Total liabilities and equity						1,129,343
Gross exposure [member] | Published IAS 39 [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		14,453		14,453
Ending Balance, equity						14,453
Gross exposure [member] | Published IAS 39 [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		3,808		3,808
Ending Balance, equity						3,808
Gross exposure [member] | Published IAS 39 [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		38,490		38,490
Ending Balance, equity						38,490
Gross exposure [member] | Published IAS 39 [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		8,982		8,982
Ending Balance, equity						8,982
Gross exposure [member] | Published IAS 39 [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		65,733		65,733
Ending Balance, equity						65,733
Gross exposure [member] | Published IAS 39 [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning Balance, equity		1		1
Ending Balance, equity						1
Gross exposure [member] | Published IAS 39 [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		37,352		37,352
Ending balance, liabilities						37,352
Gross exposure [member] | Published IAS 39 [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		173,718		173,718
Ending balance, liabilities						173,718
Gross exposure [member] | Published IAS 39 [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		37,906		37,906
Ending balance, liabilities						37,906
Gross exposure [member] | Published IAS 39 [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Published IAS 39 [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		446		446
Ending balance, liabilities						446
Gross exposure [member] | Published IAS 39 [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		429,426		429,426
Ending balance, liabilities						429,426
Gross exposure [member] | Published IAS 39 [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Published IAS 39 [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		40,338		40,338
Ending balance, liabilities						40,338
Gross exposure [member] | Published IAS 39 [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		69,386		69,386
Ending balance, liabilities						69,386
Gross exposure [member] | Published IAS 39 [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		24,193		24,193
Ending balance, liabilities						24,193
Gross exposure [member] | Published IAS 39 [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		238,345		238,345
Ending balance, liabilities						238,345
Gross exposure [member] | Published IAS 39 [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		494		494
Ending balance, liabilities						494
Gross exposure [member] | Published IAS 39 [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Published IAS 39 [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		287		287
Ending balance, liabilities						287
Gross exposure [member] | Published IAS 39 [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		8,416		8,416
Ending balance, liabilities						8,416
Gross exposure [member] | Published IAS 39 [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		0		0
Ending balance, liabilities						0
Gross exposure [member] | Published IAS 39 [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, liabilities		3,302		3,302
Ending balance, liabilities						3,302
Gross exposure [member] | Published IAS 39 [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		113,755		113,755
Ending balance, assets						113,755
Gross exposure [member] | Published IAS 39 [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		116,282		116,282
Ending balance, assets						116,282
Gross exposure [member] | Published IAS 39 [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets	[7]	0		0
Ending balance, assets	[7]					0
Gross exposure [member] | Published IAS 39 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Published IAS 39 [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		171,036		171,036
Ending balance, assets						171,036
Gross exposure [member] | Published IAS 39 [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		2,153		2,153
Ending balance, assets						2,153
Gross exposure [member] | Published IAS 39 [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		36,209		36,209
Ending balance, assets						36,209
Gross exposure [member] | Published IAS 39 [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		365,553		365,553
Ending balance, assets						365,553
Gross exposure [member] | Published IAS 39 [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Published IAS 39 [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Published IAS 39 [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		12,546		12,546
Ending balance, assets						12,546
Gross exposure [member] | Published IAS 39 [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		237,987		237,987
Ending balance, assets						237,987
Gross exposure [member] | Published IAS 39 [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		58,963		58,963
Ending balance, assets						58,963
Gross exposure [member] | Published IAS 39 [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		718		718
Ending balance, assets						718
Gross exposure [member] | Published IAS 39 [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		4,885		4,885
Ending balance, assets						4,885
Gross exposure [member] | Published IAS 39 [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,519		1,519
Ending balance, assets						1,519
Gross exposure [member] | Published IAS 39 [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		376		376
Ending balance, assets						376
Gross exposure [member] | Published IAS 39 [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		3,352		3,352
Ending balance, assets						3,352
Gross exposure [member] | Published IAS 39 [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		966		966
Ending balance, assets						966
Gross exposure [member] | Published IAS 39 [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,850		1,850
Ending balance, assets						1,850
Gross exposure [member] | Published IAS 39 [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		0		0
Ending balance, assets						0
Gross exposure [member] | Published IAS 39 [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance, assets		1,193		£ 1,193
Ending balance, assets						£ 1,193
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		(15)
Increase (decrease) in allowance account for credit losses of financial assets, assets		(1,859)
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		2
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		341
Increase (decrease) in equity		(17)
Increase (decrease) in allowance account for credit losses of financial assets, equity		(2,200)
Amount of reclassifications or changes in presentation, equity and liabilities		0
Increase (decrease) in equity and liabilities		(15)
Increase (decrease) in allowance account for credit losses of financial assets, equity and liabilities		(1,859)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
Increase (decrease) in allowance account for credit losses of financial assets, equity		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		(139)
Increase (decrease) in allowance account for credit losses of financial assets, equity		3
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		122
Increase (decrease) in allowance account for credit losses of financial assets, equity		(2,203)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
Increase (decrease) in allowance account for credit losses of financial assets, equity		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		(17)
Increase (decrease) in allowance account for credit losses of financial assets, equity		(2,200)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
Increase (decrease) in allowance account for credit losses of financial assets, equity		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		46,365
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		(18,860)
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		(2,218)
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		(25,285)
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, liabilities		0
Increase (decrease) in liabilities		0
Increase (decrease) in allowance account for credit losses of financial assets, liabilities		341
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		413
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2],[7]	0
Increase (decrease) in assets	[7]	23,929
Increase (decrease) in allowance account for credit losses of financial assets, assets	[7]	0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	52,354
Increase (decrease) in assets		934
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		(2,398)
Increase (decrease) in allowance account for credit losses of financial assets, assets		(5)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	5,109
Increase (decrease) in assets		(9,453)
Increase (decrease) in allowance account for credit losses of financial assets, assets		(2,502)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		(11,949)
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	(57,463)
Increase (decrease) in assets		(1,500)
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		(19)
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		649
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		28
Increase (decrease) in allowance account for credit losses of financial assets, assets		(1)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation, assets	[2]	0
Increase (decrease) in assets		0
Increase (decrease) in allowance account for credit losses of financial assets, assets		0
IFRSs 9 [member] | Gross exposure [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		1,127,536
Ending balance, liabilities		1,063,952
Ending Balance, equity		63,584
Ending balance, Total liabilities and equity		1,127,536
IFRSs 9 [member] | Gross exposure [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		14,453
IFRSs 9 [member] | Gross exposure [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		3,672
IFRSs 9 [member] | Gross exposure [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		36,476
IFRSs 9 [member] | Gross exposure [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		8,982
IFRSs 9 [member] | Gross exposure [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		63,583
IFRSs 9 [member] | Gross exposure [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending Balance, equity		1
IFRSs 9 [member] | Gross exposure [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		37,352
IFRSs 9 [member] | Gross exposure [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		220,083
IFRSs 9 [member] | Gross exposure [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Gross exposure [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		380,329
IFRSs 9 [member] | Gross exposure [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Gross exposure [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Gross exposure [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		65,925
IFRSs 9 [member] | Gross exposure [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		15,053
IFRSs 9 [member] | Gross exposure [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		69,386
IFRSs 9 [member] | Gross exposure [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		24,193
IFRSs 9 [member] | Gross exposure [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		238,345
IFRSs 9 [member] | Gross exposure [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		494
IFRSs 9 [member] | Gross exposure [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Gross exposure [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		287
IFRSs 9 [member] | Gross exposure [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		0
IFRSs 9 [member] | Gross exposure [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		8,862
IFRSs 9 [member] | Gross exposure [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, liabilities		3,643
IFRSs 9 [member] | Gross exposure [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		114,168
IFRSs 9 [member] | Gross exposure [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Gross exposure [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets	[7]	140,211
IFRSs 9 [member] | Gross exposure [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		53,288
IFRSs 9 [member] | Gross exposure [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		171,036
IFRSs 9 [member] | Gross exposure [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Gross exposure [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Gross exposure [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Gross exposure [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		74,769
IFRSs 9 [member] | Gross exposure [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		317,744
IFRSs 9 [member] | Gross exposure [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		597
IFRSs 9 [member] | Gross exposure [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		237,987
IFRSs 9 [member] | Gross exposure [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Gross exposure [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		699
IFRSs 9 [member] | Gross exposure [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		4,885
IFRSs 9 [member] | Gross exposure [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		1,519
IFRSs 9 [member] | Gross exposure [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		376
IFRSs 9 [member] | Gross exposure [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		3,979
IFRSs 9 [member] | Gross exposure [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		966
IFRSs 9 [member] | Gross exposure [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		0
IFRSs 9 [member] | Gross exposure [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		4,119
IFRSs 9 [member] | Gross exposure [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Ending balance, assets		1,193
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	67
Increase (decrease) in liabilities		0
Increase (decrease) in equity		67
Increase (decrease) in equity and liabilities		67
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Called up share capital and share premium [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other reserves [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		67
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other equity instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Total equity excluding non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		67
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Non-controlling interests [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in equity		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Trading portfolio liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial liabilities designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deposits from banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deposits at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Items in course of collection due to other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Customer accounts [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash collateral and settlement balances, liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Repurchase agreements and other similar secured borrowing [Member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Debt securities in issue [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Subordinated liabilities [Member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Current tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deferred tax liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retirement benefit liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Accruals, deferred income and other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other liabilities [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Provisions [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in liabilities		0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Trading portfolio assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets designated at fair value [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through income statement [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2],[7]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash and balances at central banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Items in the course of collection from other banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances to banks [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances to customers [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Cash collateral and settlement balances, assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Loans and advances at amortised cost [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Reverse repurchase agrememnts and other similar secured lending [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Derivative financial instruments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Financial Investments [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Investments in associates and joint ventures [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Intangible assets and goodwill [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Property, plant and equipment [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Current tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Deferred tax assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	(22)
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retirement benefit assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Prepayments, accrued income and other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other assets [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	89
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Assets included in disposal groups classified as held for sale [member]
Disclosure of reclassifications or changes in presentation [line items]
Increase (decrease) in assets	[2]	£ 0

[1]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[2]	For further details , refer to Note 1 , Basis of preparation on pages 17 to 22
[3]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[4]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[5]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41
[6]	Details of non-controlling interests are shown on p age 29
[7]	Comprise d of mandatory fair value assets of £130.2bn and designated fair value assets of £10.0bn